The HIBERNIA FUNDS
Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B
Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

Supplement to the Prospectus dated October 31, 2004
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The September 1, 2005 acquisition of Hibernia Corporation (Hibernia), the parent company of Hibernia National Bank, by Capital One Financial Corporation (Capital One) was mutually agreed to be rescheduled as a result of the devastation and disruption caused by Hurricane Katrina.

Hibernia and Capital One expect that the transaction will close in the fourth quarter of 2005, pending a new vote by Hibernia shareholders.
                                                         September 21, 2005
Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
33670 (9/05)
Edgewood Services, Inc., Distributor of the Funds